Fair Value Of Financial Instruments - Fair Value Upon Hierarcy (Tables) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Restricted cash	$ 24,962	$ 21,163	$ 2,723
Due to related parties, long term	5,144	57,701
Loans receivable from affiliates	2,660	0
Recurring | Estimate Of Fair Value Fair Value Disclosure [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivatives (included under "Prepaid expenses and other current assets")	3,446
Recurring | Level I
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivatives (included under "Prepaid expenses and other current assets")	0
Recurring | Level II
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivatives (included under "Prepaid expenses and other current assets")	3,446
Recurring | Level III
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivatives (included under "Prepaid expenses and other current assets")	0
Non Recurring | Estimate Of Fair Value Fair Value Disclosure [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents	82,835	42,846
Restricted cash	24,962	21,163
Ship mortgage notes and premium	622,963	482,275
Other Long-term debt	544,448	487,493
Due to related parties, long term	5,144	57,701
Loans receivable from affiliates	2,660	0
Non Recurring | Level I
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents	82,835	42,846
Restricted cash	24,962	21,163
Ship mortgage notes and premium	622,963	482,275
Other Long-term debt	0	0
Due to related parties, long term	0	0
Loans receivable from affiliates	0	0
Non Recurring | Level II
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents	0	0
Restricted cash	0	0
Ship mortgage notes and premium	0	0
Other Long-term debt	544,448	487,493
Due to related parties, long term	5,144	57,701
Loans receivable from affiliates	2,660	0
Non Recurring | Level III
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents	0	0
Restricted cash	0	0
Ship mortgage notes and premium	0	0
Other Long-term debt	0	0
Due to related parties, long term	0	0
Loans receivable from affiliates	$ 0	$ 0